Commitments and Contingencies - Capital and Lease Commitments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Estimate of authorized expenditures required to complete facilities and projects	$ 149
Total rental expense	81	$ 74	$ 70
Operating Leases, 2018	46
Operating Leases, 2019	36
Operating Leases, 2020	30
Operating Leases, 2021	23
Operating Leases, 2022	18
Operating Leases, Beyond 2022	25
Operating Leases, Total minimum lease payments	178
Capital leased assets	1	$ 1
Capital Lease, 2018	1
Capital Lease, 2019	1
Capital Lease, 2020	1
Capital Lease, 2021	1
Capital Lease, 2022	$ 1